RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Statement [Line Items]
Share capital subscription receivable	$ (2,489,000)		$ (589,000)
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid contract for services	40,000	$ 120,000
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid contract for services	97,500	$ 81,198
James G. Robinson [Member]
Statement [Line Items]
Share capital subscription receivable	$ 1,900,000
Purchase price	$ 1.65
Total value	1,900,000
Warrants purchase	1,151,515
Purchase shares of common stock	1,151,515
Exercise price	$ 2.00